Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Accounts Receivable From Subscribers and Distributors Included in Impairments of Trade Receivables (Detail) - Receivable from subscribers and distributors [member] - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 40,798,025	$ 39,044,925
1 - 90 days [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	4,079,803	3,807,945
Greater than 90 days [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 36,718,222	$ 35,236,980